Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities
Fair value of derivative instruments

Asset Derivatives
December 31,
	2013		2014
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Prepaid expenses and other	$ 72	Prepaid expenses and other	$—
Total		$ 72		$—

Liability Derivatives
December 31,
	2013		2014
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Accrued expenses	$ 5,592	Accrued expenses	$ 2,411
Total		$ 5,592		$ 2,411

Fair value of derivative instruments, amount of (gain) loss recognized in income

		Amount of (Gain) Loss Recognized in Income on Derivatives
		December 31,
Derivatives Not Designated as Hedging Instruments	Location of (Gain) Loss Recognized in Income on Derivative	2012	2013	2014
Foreign exchange contracts	Other expense (income), net	$ 13,007	$ (2,955)	$ 18,016
Total		$ 13,007	$ (2,955)	$ 18,016

Foreign exchange (losses) gains, net of tax, due to the currency translation adjustments

	Year Ended December 31,
	2012	2013	2014
Foreign exchange (losses) gains	$ (4,408)	$ (5,311)	$ 6,385
Tax benefit (expense) on foreign exchange (losses) gains	1,740	2,073	(57)
Foreign exchange (losses) gains, net of tax	$ (2,668)	$ (3,238)	$ 6,328